Loans Receivable - Loans Receivable by Geographic Location (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 12,853,678	$ 12,201,387
Ratio of loans by geographic location to total loans	100.00%
Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 5,602,793
Ratio of loans by geographic location to total loans	43.60%
Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 2,107,484
Ratio of loans by geographic location to total loans	16.30%
Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,587,872
Ratio of loans by geographic location to total loans	12.40%
Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,009,223
Ratio of loans by geographic location to total loans	7.80%
Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 755,722
Ratio of loans by geographic location to total loans	6.00%
New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 649,632
Ratio of loans by geographic location to total loans	5.10%
Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 581,749
Ratio of loans by geographic location to total loans	4.50%
Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 274,110
Ratio of loans by geographic location to total loans	2.10%
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 285,093
Ratio of loans by geographic location to total loans	2.20%
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 5,798,966	5,711,004
Ratio of loans by geographic location to total loans	45.10%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Single-family residential | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 3,090,079
Ratio of loans by geographic location to total loans	24.10%
Percentage of loans by geographic area as a percentage of loan type	53.30%
Single-family residential | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 678,072
Ratio of loans by geographic location to total loans	5.30%
Percentage of loans by geographic area as a percentage of loan type	11.70%
Single-family residential | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 581,099
Ratio of loans by geographic location to total loans	4.50%
Percentage of loans by geographic area as a percentage of loan type	10.00%
Single-family residential | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 523,402
Ratio of loans by geographic location to total loans	4.10%
Percentage of loans by geographic area as a percentage of loan type	9.00%
Single-family residential | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 176,887
Ratio of loans by geographic location to total loans	1.40%
Percentage of loans by geographic area as a percentage of loan type	3.10%
Single-family residential | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 197,107
Ratio of loans by geographic location to total loans	1.50%
Percentage of loans by geographic area as a percentage of loan type	3.40%
Single-family residential | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 311,613
Ratio of loans by geographic location to total loans	2.40%
Percentage of loans by geographic area as a percentage of loan type	5.40%
Single-family residential | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 198,007
Ratio of loans by geographic location to total loans	1.50%
Percentage of loans by geographic area as a percentage of loan type	3.40%
Single-family residential | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 42,700
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	0.70%
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,385,125	1,303,148
Ratio of loans by geographic location to total loans	10.80%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Multi-family | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 341,695
Ratio of loans by geographic location to total loans	2.70%
Percentage of loans by geographic area as a percentage of loan type	24.70%
Multi-family | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 376,679
Ratio of loans by geographic location to total loans	2.90%
Percentage of loans by geographic area as a percentage of loan type	27.20%
Multi-family | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 367,192
Ratio of loans by geographic location to total loans	2.90%
Percentage of loans by geographic area as a percentage of loan type	26.50%
Multi-family | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 40,678
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	2.90%
Multi-family | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 58,618
Ratio of loans by geographic location to total loans	0.50%
Percentage of loans by geographic area as a percentage of loan type	4.20%
Multi-family | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 131,290
Ratio of loans by geographic location to total loans	1.00%
Percentage of loans by geographic area as a percentage of loan type	9.50%
Multi-family | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 42,509
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	3.10%
Multi-family | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 26,260
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	1.90%
Multi-family | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 204
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 155,204	124,308
Ratio of loans by geographic location to total loans	1.20%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Land - acquisition & development | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 63,706
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	41.00%
Land - acquisition & development | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 31,143
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	20.10%
Land - acquisition & development | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 12,083
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	7.80%
Land - acquisition & development | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 156
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Land - acquisition & development | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 6,858
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	4.40%
Land - acquisition & development | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 20,920
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	13.50%
Land - acquisition & development | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 20,338
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	13.10%
Land - acquisition & development | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land - acquisition & development | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 102,036	104,405
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	99.90%
Land - consumer lot loans | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 63,268
Ratio of loans by geographic location to total loans	0.60%
Percentage of loans by geographic area as a percentage of loan type	62.00%
Land - consumer lot loans | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 13,773
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	13.50%
Land - consumer lot loans | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 10,662
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	10.40%
Land - consumer lot loans | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 4,208
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	4.10%
Land - consumer lot loans | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 413
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.40%
Land - consumer lot loans | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 2,312
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.30%
Land - consumer lot loans | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 4,429
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	4.30%
Land - consumer lot loans | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 2,895
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	2.80%
Land - consumer lot loans | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 76
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 624,479	602,631
Ratio of loans by geographic location to total loans	4.90%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction - custom | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 353,475
Ratio of loans by geographic location to total loans	2.80%
Percentage of loans by geographic area as a percentage of loan type	56.60%
Construction - custom | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 68,897
Ratio of loans by geographic location to total loans	0.50%
Percentage of loans by geographic area as a percentage of loan type	11.00%
Construction - custom | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 73,476
Ratio of loans by geographic location to total loans	0.60%
Percentage of loans by geographic area as a percentage of loan type	11.80%
Construction - custom | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 62,414
Ratio of loans by geographic location to total loans	0.50%
Percentage of loans by geographic area as a percentage of loan type	10.00%
Construction - custom | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 6,297
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.00%
Construction - custom | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 28,797
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	4.60%
Construction - custom | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 24,514
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	3.90%
Construction - custom | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 6,609
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.10%
Construction - custom | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,890,668	1,597,996
Ratio of loans by geographic location to total loans	14.70%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 593,536
Ratio of loans by geographic location to total loans	4.70%
Percentage of loans by geographic area as a percentage of loan type	31.40%
Construction | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 390,169
Ratio of loans by geographic location to total loans	3.00%
Percentage of loans by geographic area as a percentage of loan type	20.60%
Construction | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 205,420
Ratio of loans by geographic location to total loans	1.60%
Percentage of loans by geographic area as a percentage of loan type	10.90%
Construction | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 301,747
Ratio of loans by geographic location to total loans	2.30%
Percentage of loans by geographic area as a percentage of loan type	16.00%
Construction | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 290,064
Ratio of loans by geographic location to total loans	2.30%
Percentage of loans by geographic area as a percentage of loan type	15.30%
Construction | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 62,818
Ratio of loans by geographic location to total loans	0.50%
Percentage of loans by geographic area as a percentage of loan type	3.30%
Construction | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 42,554
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	2.30%
Construction | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Construction | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 4,360
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,452,168	1,434,610
Ratio of loans by geographic location to total loans	11.30%
Percentage of loans by geographic area as a percentage of loan type	100.20%
Commercial real estate | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 414,817
Ratio of loans by geographic location to total loans	3.20%
Percentage of loans by geographic area as a percentage of loan type	28.60%
Commercial real estate | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 283,945
Ratio of loans by geographic location to total loans	2.20%
Percentage of loans by geographic area as a percentage of loan type	19.60%
Commercial real estate | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 259,280
Ratio of loans by geographic location to total loans	2.00%
Percentage of loans by geographic area as a percentage of loan type	17.90%
Commercial real estate | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 30,622
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	2.10%
Commercial real estate | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 117,160
Ratio of loans by geographic location to total loans	0.90%
Percentage of loans by geographic area as a percentage of loan type	8.10%
Commercial real estate | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 174,385
Ratio of loans by geographic location to total loans	1.40%
Percentage of loans by geographic area as a percentage of loan type	12.00%
Commercial real estate | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 91,202
Ratio of loans by geographic location to total loans	0.70%
Percentage of loans by geographic area as a percentage of loan type	6.30%
Commercial real estate | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 20,488
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	1.40%
Commercial real estate | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 60,269
Ratio of loans by geographic location to total loans	0.50%
Percentage of loans by geographic area as a percentage of loan type	4.20%
Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,140,874	1,093,360
Ratio of loans by geographic location to total loans	8.90%
Percentage of loans by geographic area as a percentage of loan type	100.20%
Commercial & industrial | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 483,288
Ratio of loans by geographic location to total loans	3.70%
Percentage of loans by geographic area as a percentage of loan type	42.40%
Commercial & industrial | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 251,028
Ratio of loans by geographic location to total loans	2.00%
Percentage of loans by geographic area as a percentage of loan type	22.00%
Commercial & industrial | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 65,638
Ratio of loans by geographic location to total loans	0.50%
Percentage of loans by geographic area as a percentage of loan type	5.80%
Commercial & industrial | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 37,271
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	3.30%
Commercial & industrial | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 98,961
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	8.70%
Commercial & industrial | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 19,560
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	1.70%
Commercial & industrial | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 37,327
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	3.30%
Commercial & industrial | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 17,865
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.60%
Commercial & industrial | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 129,936
Ratio of loans by geographic location to total loans	1.00%
Percentage of loans by geographic area as a percentage of loan type	11.40%
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 173,306	85,075
Ratio of loans by geographic location to total loans	1.30%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Consumer | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 122,653
Ratio of loans by geographic location to total loans	0.90%
Percentage of loans by geographic area as a percentage of loan type	70.80%
Consumer | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,622
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.90%
Consumer | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 180
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Consumer | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 15
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 464
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.30%
Consumer | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 748
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.40%
Consumer | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 103
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Consumer | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 24
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 47,497
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	27.40%
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 130,852	$ 144,850
Ratio of loans by geographic location to total loans	1.00%
Percentage of loans by geographic area as a percentage of loan type	100.00%
HELOC | Washington
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 76,276
Ratio of loans by geographic location to total loans	0.50%
Percentage of loans by geographic area as a percentage of loan type	58.30%
HELOC | Oregon
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 12,156
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	9.30%
HELOC | Arizona
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 12,842
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	9.80%
HELOC | Utah
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 8,710
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	6.70%
HELOC | Texas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
HELOC | New Mexico
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 11,695
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	8.90%
HELOC | Idaho
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 7,160
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	5.50%
HELOC | Nevada
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 1,962
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.50%
HELOC | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 51
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%